Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net (loss) / income attributable to the Company - basic	$ (87,675)	$ (12,977)	$ (157,279)	$ (11,351)
Net (loss) / income attributable to the Company - diluted	$ (87,675)	$ (12,977)	$ (157,279)	$ (11,351)
Denominator
Weighted average shares – basic	57,626,623	60,748,810	58,910,378	61,023,855
Weighted average shares – diluted	57,626,623	60,748,810	58,910,378	61,023,855
Net (loss) / income per share attributable to the Company
Basic	$ (1.52)	$ (0.21)	$ (2.67)	$ (0.19)
Diluted	$ (1.52)	$ (0.21)	$ (2.67)	$ (0.19)